CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Aug. 05, 2017	Jul. 30, 2017
CONSOLIDATED BALANCE SHEETS Parenthetical
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000		100,000,000
Common Stock, Shares, Issued	14,333,334	14,333,334	13,333,334
Common Stock, Shares, Outstanding	14,333,334	14,333,334	13,333,334